Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 44,395	$ 44,067
Federal funds sold and other short term investments	488,548	400,183
Total cash and cash equivalents	532,943	444,250
Securities available for sale	917,722	891,601
Held to maturity securities ($224,440 and $200,206 fair value at December 31, 2011 and 2010, respectively)	216,288	191,712
Loans, net	2,521,303	2,355,265
Less: Allowance for loan losses	48,717	41,911
Net loans	2,472,586	2,313,354
Bank premises and equipment	37,006	36,632
Other assets	67,099	77,235
Total assets	4,243,644	3,954,784
Deposits:
Demand	267,776	251,091
Savings	978,819	774,366
Interest-bearing checking accounts	489,227	441,520
Money market deposit accounts	635,434	602,803
Certificates of deposit (in denominations of $100,000 or more)	460,971	456,837
Other time accounts	903,746	1,027,470
Total deposits	3,735,973	3,554,087
Short-term borrowings	147,563	124,615
Accrued expenses and other liabilities	21,592	20,642
Total liabilities	3,905,128	3,699,344
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock; $1 par value. 150,000,000 shares authorized, 98,912,423 and 83,166,423 shares issued at December 31, 2011 and 2010, respectively	98,912	83,166
Surplus	176,638	126,982
Undivided profits	119,465	108,780
Accumulated other comprehensive loss, net of tax	(2,493)	(4,119)
Treasury stock; 5,491,276 and 6,036,512 shares, at cost, at December 31, 2011 and 2010, respectively	(54,006)	(59,369)
Total shareholders' equity	338,516	255,440
Total liabilities and shareholders' equity	$ 4,243,644	$ 3,954,784